o IFT1 P-2

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                         INSTITUTIONAL FIDUCIARY TRUST
 (MONEY MARKET PORTFOLIO AND FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET
                                  PORTFOLIO)
                            DATED NOVEMBER 1, 1999

The prospectus is amended as follows:

I. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

II. The following is added after the "Commercial paper" paragraph on page 2 in the "Principal Investments" section:

Commercial paper may also be asset backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the fund may have a significant portion of its investments in asset backed commercial paper.

III. The section "Telephone Privileges" on page 21 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

IV. The last paragraph of the "Exchange Privilege" section on page 22 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, each fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
26).

V. The section "Market Timers" on page 26 is replaced with the following:

MARKET TIMERS Each fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

VI. The first category in the section "Additional Policies" on page 27 is revised to read:

o The funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

               Please keep this supplement for future reference.



o 149 P-2

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                          FRANKLIN CASH RESERVES FUND
                            DATED NOVEMBER 1, 1999

The prospectus is amended as follows:

I. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

II. The following is added after the "Commercial paper" paragraph in the "Principal Investments" section:

Commercial paper may also be asset backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the fund may have a significant portion of its investments in asset backed commercial paper.

III. The section "Telephone Privileges" on page 13 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

IV. The last paragraph of the "Exchange Privilege" section on page 13 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
19).

V. The section "Market Timers" on page 19 is replaced with the following:

MARKET TIMERS The fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

VI. The first category in the section "Additional Policies" on page 19 is revised to read:

o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

               Please keep this supplement for future reference.